GOVERNMENT SUBSIDIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
GOVERNMENT SUBSIDIES
Proceeds from Government Subsidies	$ 5,883,180	$ 3,910,930	$ 220,559
Income and depreciation and amortization expenses related to government subsidies	$ 5,037,267	$ 3,868,899	$ 220,559